Intangible assets	3 Months Ended
Mar. 31, 2024
Intangible Assets
Intangible assets

14	Intangible assets

(a)	Statement of financial position details

	March 31, 2024			December 31, 2023
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	754,555	(247,159)	507,396	747,925	(241,808)	506,117
Concession agreements – economic value	1,687,440	(1,085,649)	601,791	1,686,384	(1,048,624)	637,760
Concession agreements – new contracts	148,000	(1,644)	146,356	148,000	(411)	147,589
Program contracts	30,924,633	(9,874,351)	21,050,282	30,267,977	(9,583,480)	20,684,497
Program contracts – commitments	1,709,757	(510,973)	1,198,784	1,709,757	(497,731)	1,212,026
Service contracts – São Paulo	29,557,680	(9,318,616)	20,239,064	29,161,286	(8,967,701)	20,193,585
Software license of use	1,310,942	(822,184)	488,758	1,300,504	(787,280)	513,224
Right of use – Other assets	291,027	(64,336)	226,691	217,204	(99,144)	118,060
Total	66,384,034	(21,924,912)	44,459,122	65,239,037	(21,226,179)	44,012,858

(b)	Changes

	December 31, 2023	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	March 31, 2024
Intangible right arising from:
Concession agreements – equity value (*)	506,117	-	6,587	39	(20)	(5,327)	507,396
Concession agreements – economic value	637,760	-	1,089	(4)	-	(37,054)	601,791
Concession agreements – new contracts	147,589	-	-	-	-	(1,233)	146,356
Program contracts (*)	20,684,497	181	663,509	(930)	(606)	(296,369)	21,050,282
Program contracts – commitments	1,212,026	-	-	-	-	(13,242)	1,198,784
Service contracts – São Paulo	20,193,585	-	404,279	(3,949)	(132)	(354,719)	20,239,064
Software license of use	513,224	2,911	7,526	1	-	(34,904)	488,758
Right of use – Other assets	118,060	130,667	-	-	(46)	(21,990)	226,691
Total	44,012,858	133,759	1,082,990	(4,843)	(804)	(764,838)	44,459,122

	December 31, 2022	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	March 31, 2023
Intangible right arising from:
Concession agreements - equity value (*)	499,326	-	4,098	(955)	(6)	(4,994)	497,469
Concession agreements – economic value	652,039	-	2,589	331	(85)	(30,249)	624,625
Program contracts (*)	18,337,459	2	569,717	(288)	(2,055)	(252,011)	18,652,824
Program contracts – commitments	1,264,992	-	-	-	-	(13,242)	1,251,750
Service contracts – São Paulo	17,870,451	-	513,453	(1,720)	(1,056)	(299,179)	18,081,949
Software license of use	595,404	-	15,204	-	-	(33,105)	577,503
Right of use – Other assets	75,052	320	-	-	(30)	(17,261)	58,081
Right of use – Investments	26,148	-	-	(26,148)	-	-	-
Total	39,320,871	322	1,105,061	(28,780)	(3,232)	(650,041)	39,744,201

(*)	As of March 31, 2023, Concession agreements – equity value, and Program contracts included leases totaling R$ 51,692 and R$ 165,104 (R$ 54,356 and R$ 168,216 as of December 31, 2022), respectively.

As of June 30, 2020, a contract was signed for the provision of treatment services and final disposal of solid waste and collection of garbage tax in the Municipality of Diadema for 40 years. This contract is in the process of termination due to the interest of the Granting Authority in closing it.

(c)	Intangible right arising from concession agreements

As of March 31, 2024, the amounts not yet disbursed were recorded in “Program contract commitments” under current and noncurrent liabilities, totaling R$ 20,986 and R$ 12,139 (R$ 21,969 and R$ 12,047 as of December 31, 2023), respectively.

(d)	Public-Private Partnership - PPP

SABESP carries out operations related to the São Lourenço PPP. Such transactions, along with their corresponding guarantees and obligations, are supported by a contract established based on Law 11,079/2004.

In June 2008, SABESP and Alto Tietê PPP (SPAT Saneamento S/A) executed a service agreement for 15 years, with operations ending in October 2011 after conclusion of the works. The end of the obligations related to this PPP occurred in February 2024.

The amounts recorded in intangible assets are as follows:

	March 31, 2024	December 31, 2023
Alto Tietê	231,146	235,224
São Lourenço	2,513,527	2,556,002
Total	2,744,673	2,791,226

As of March 31, 2024 and December 31, 2023, the obligations assumed by the Company are as follows:

	March 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	-	-	-	52,762	-	52,762
São Lourenço	435,671	2,787,032	3,222,703	435,164	2,798,688	3,233,852
Total	435,671	2,787,032	3,222,703	487,926	2,798,688	3,286,614

(e)	Amortization of Intangible Assets

The average amortization rate totaled 5.1% and 5.0% as of March 31, 2024 and 2023, respectively.

(f)	Leases and right of use

Nature	March 31, 2024	December 31, 2023

Leases - Concession and Program Contract
Cost	582,617	588,600
Accumulated amortization	(217,041)	(213,921)
(=) Net	365,576	374,679

Right of use – Other assets
Vehicles	232,477	205,593
Properties	58,505	11,566
Equipment	45	45
Accumulated amortization	(64,336)	(99,144)
(=) Net	226,691	118,060

Total - Leases and Right of use	592,267	492,739

The lease liability corresponds to total future fixed lease payments, adjusted to present value, considering an incremental rate on borrowings. For further information, see Note 16.

The table below shows the impact on the Company’s result:

Impact on the result
	March 31, 2024	March 31, 2023

Right of use amortization	(25,110)	(23,037)
Financial result – interest expense and inflation adjustment	(31,298)	(18,127)
Expenses of short-term leases with low value	(3,151)	(8,518)
Reduction of profit for the period	(59,559)	(49,682)

(g)	Performance Agreements

As of March 31, 2024, the accounting balances of the agreements in force recorded in contract asset and intangible assets were R$ 182,365 and R$ 2,209,196 (R$ 183,876 and R$ 2,191,361 as of December 31, 2023), respectively.